Revenues - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues [Abstract]
Contract asset	$ 3.7	$ 2.2	$ 2.4
Contract liabilities	$ 49.6	40.4	24.1
Revenue		3.9	5.2
Other income (expense), net		$ 1.6	$ 5.8